Summary of Significant Accounting Policies (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest	50.00%
Investment in unconsolidated affiliates	35.80%
Tax benefit of uncertain tax position	50.00%
Company revenue	10.00%	10.00%
Deferred revenue	$ 48,037